Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Registrant Name	dei_EntityRegistrantName	VOYA GOVERNMENT MONEY MARKET PORTFOLIO
CIK	dei_EntityCentralIndexKey	0000002663
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 25, 2022
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2022
Prospectus Date	rr_ProspectusDate	May 01, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A